Restricted Net Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Other Current Assets, Net [Abstract]
Foreign invested percentage	10.00%
Annual after-tax profits	50.00%
Net profits percentage	10.00%
Net assets	¥ 212,609	$ 30,825	¥ 181,934